Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Continuing Operations [Member]
Leasehold improvements
Furniture & fixtures
Gross property and equipment
Less accumulated depreciation and amortization
Net property and equipment
Discontinued Operations [Member]
Leasehold improvements	4,262	4,262
Furniture & fixtures	18,830	29,902
Equipment
Gross property and equipment	23,092	118,083
Less accumulated depreciation and amortization	8,823	10,422
Net property and equipment	$ 14,199	$ 107,661